As filed with the Securities and Exchange Commission on October 30, 2013

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22595

FSI LOW BETA ABSOLUTE RETURN FUND

Three Canal Plaza, Suite 600

Portland, Maine 04101

877-379-7380

Gary W. Gould, Principal Executive Officer

FSI Low Beta Absolute Return Fund

320 South Boston, Suite 1130

Tulsa, Oklahoma 74103-4700

COPIES TO: Leslie K. Klenk, Esq.

Bernstein Shur, Sawyer & Nelson

100 Middle Street, P.O. Box 9729

Portland, Maine 04104-5029

Date of fiscal year end: August 31

Date of reporting period: July 1, 2013 – August 31, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

FSI LOW BETA ABSOLUTE

RETURN FUND

ANNUAL REPORT

AUGUST 31, 2013

This report and the financial statements contained herein are provided for the general information of the unitholders of the FSI Low Beta Absolute Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

FSI LOW BETA ABSOLUTE RETURN FUND

LETTER TO OUR UNITHOLDERS

AUGUST 31, 2013

The FSI Low Beta Absolute Return Fund (the “Fund”) launched on July 1, 2013, and posted a 0.61% return over its first two months since inception (the “Period”), compared to 0.16% for its benchmark, the HFRI Fund of Funds Diversified Index (the “Benchmark”)1.

During the Period, the Fund principally invested in hedge funds that employ a wide variety of alternative strategies (the “Hedge Funds”). This multi-strategy approach helped the Fund to weather volatile equity and fixed income markets during its first two months of operations. These volatile markets were largely driven by continued concerns about the future path of the U.S. Federal Reserve’s Quantitative Easing program, as market participants weighed the likelihood of the Fed’s plan to taper monthly purchases of Treasuries and mortgage-backed securities. This volatility resulted in price divergences across both fixed income and equity markets, resulting in relative value trading opportunities for several of the Hedge Fund managers who have the flexibility to invest across the equity and fixed income space. These managers benefitted from this.

The largest detractor for the Fund during its first two months of operations was its exposure to Hedge Funds employing global macro trading strategies, particularly Hedge Funds that employ trend-following strategies. The performance of these Hedge Funds suffered largely due to the Federal Reserve’s continued involvement in a variety of asset markets, which have increased market volatility and made it difficult for fundamental-based trends to develop. We continue to actively monitor this space.

Going forward, we are optimistic about the Fund’s outlook given its diversified investment approach and goal of providing investors with an absolute return profile. We believe the market environment should create opportunities for the underlying managers of the Hedge Funds to exploit given the variety of global macroeconomic risks currently present. These include, but are not limited to, the ongoing fiscal debate in Washington, the wind down of the Fed’s quantitative easing program, the economic slowdown in China, and continued uncertainty about the sustainability of the European Union.

Sincerely,

Gary W. Gould

Managing Principle

Financial Solutions, Inc.

AN INVESTMENT IN THE FUND SHOULD BE CONSIDERED A SPECULATIVE INVESTMENT THAT ENTAILS A HIGH DEGREE OF RISK AND UNITS OF THE FUND ARE ONLY AVAILABLE FOR PURCHASE BY CERTAIN ELIGIBLE INVESTORS. IT IS POSSIBLE THAT AN INVESTOR MAY LOSE SOME OR ALL OF ITS INVESTMENT AND THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. FOR A COMPLETE DESCRIPTION OF

[1]

The HFRI Fund of Funds Diversified Index represents Fund of Funds that exhibit one or more of the following characteristics: invests in a variety of strategies among multiple managers; historical annual return and/or a standard deviation generally similar to the HFRI Fund of Fund Composite index; demonstrates generally close performance and returns distribution correlation to the HFRI Fund of Fund Composite Index. A fund in the HFRI Fund of Fund Diversified Index tends to show minimal loss in down markets while achieving superior returns in up markets. Fund of Funds invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual portfolio manager. The Fund of Funds manager has discretion in choosing which strategies to invest in for the portfolio.

FSI LOW BETA ABSOLUTE RETURN FUND

LETTER TO OUR UNITHOLDERS

AUGUST 31, 2013

THE RISKS INVOLVED AND THE ELIGILIBITY CRITERIA FOR INVESTORS, PLEASE REFER TO THE FUND’S CURRENT PROSPECTUS.

FUND UNITHOLDERS DO NOT HAVE THE RIGHT TO REQUIRE THE FUND TO REDEEM OR REPURCHASE ITS UNITS AND MAY NOT HAVE ACCESS TO THE MONEY IT INVESTS FOR AN INDEFINATE PERIOD OF TIME. REPURCHASES WILL BE MADE AT SUCH TIMES, AND IN SUCH AMOUNTS, AND ON SUCH TERMS AS MAY BE DETERMINED BY THE FUND’S BOARD OF TRUSTEES, IN ITS SOLE DISCRETION. THE UNITS ARE NOT, AND ARE NOT EXPECTED TO BE, LISTED FOR TRADING ON ANY SECURITIES EXCHANGE AND, TO THE FUND’S KNOWLEDGE, THERE IS NO, NOR WILL THERE BE, A SECONDARY TRADING MARKET FOR THE UNITS. UNITS ARE SUBJECT TO SUBSTANTIAL RESTRICTIONS ON TRANSFERABILITY AND RESALE, AND MAY NOT BE TRANSFERRED OR RESOLD EXCEPT AS PERMITTED UNDER THE FUND’S AGREEMENT AND DECLARATION OF TRUST, AS MAY BE AMENDED OR AMENDED AND RESTATED FROM TIME TO TIME. A UNITHOLDER SHOULD NOT EXPECT TO BE ABLE SELL ITS UNITS REGARDLESS OF HOW THE FUND PERFORMS. BECAUSE A UNITHOLDER MAY BE UNABLE TO SELL ITS UNITS, THE UNITHOLDER WILL BE UNABLE TO REDUCE ITS EXPOSOSURE ON ANY MARKET DOWNTURN.

THE PAST PERFORMANCE OF ANY INVESTMENT, INVESTMENT STRATEGY, OR INVESTMENT STYLE IS NOT INDICATIVE OF FUTURE PERFORMANCE. RESULTS OF AN INVESTMENT IN THE FUND MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND’S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR’S UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURN FIGURES FOR THE FUND INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AS APPLICABLE, AND ARE NET OF FEES. REFERENCES TO THE BENCHMARK ARE FOR COMPARATIVE PURPOSES ONLY.

THE VIEWS IN THIS REPORT WERE THOSE OF FINANCIAL SOLUTIONS, INC. (“FSI”), THE FUND’S INVESTMENT ADVISER. THESE VIEWS ARE FOR THE PERIOD ENDED AUGUST 31, 2013 AND MAY NOT REFLECT FSI’S VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

	Security
Shares	Description	Value
Hedge Funds – 87.5%
Credit – 5.3%
676	MidOcean Absolute Return Credit Offshore Fund, Ltd	$692,711

Distressed Debt – 5.2%
43	Candlewood Structured Credit Harvest Fund, Ltd., Series 1	440,311
25	Candlewood Structured Credit Harvest Fund, Ltd., Series 2	249,227

		689,538

Emerging Market Debt – 3.3%
3,023	Greylock Global Opportunity Fund (Offshore), Ltd., Class A	440,426

Equity Long/Short – 22.4%
434	Harvey SMidCap Offshore Fund, Ltd., Class A Sub Class 1	436,430
1,531	Lanx Offshore Partners (QP), Ltd., Class A, Series 0713 III R	1,557,113
435	Lanx Offshore Partners (QP), Ltd., Class A, Series 0813 III R	435,304
517	Miura Global Fund, Ltd., Class AA Sub Class II	521,775

		2,950,622

Event Driven – 10.0%
1,021	Pluscios Offshore Fund, SPC, Class F, Series 0713 (a)	1,028,581
290	Pluscios Offshore Fund, SPC, Class F, Series 0813 (a)	286,980

		1,315,561

Global Macro – 4.3%
459	Centennial Global Macro Fund Segregated Portfolio, Series D 0713 (b)	441,661
131	Centennial Global Macro Fund Segregated Portfolio, Series D 0813 (b)	128,101

		569,762

Multi-Strategy – 29.3%
434	Atlas Leveraged Fund, Ltd., Class B	445,529
728	Millenium International, Ltd., Class EE Sub Class III	732,451
8,004	Titan Masters International Fund, Ltd., Series D 0713	1,556,362
2,233	Titan Masters International Fund, Ltd., Series D 0813	433,986
434	Whitebox Multi-Strategy Fund (Offshore), Ltd., Class E, Series 07-13	440,668
246	Whitebox Multi-Strategy Fund (Offshore), Ltd., Class E, Series 08-13	246,893

		3,855,889

Relative Value Arbitrage – 7.7%
20	Kawa Off-Shore Feeder Fund, Ltd., Lead Series	496,311
508	Pine River Fixed Income Fund, Ltd., Class A Series 49	513,835

		1,010,146

	Total Hedge Funds (Cost $11,437,300)	11,524,655

Money Market Fund – 28.7%
3,775,602	Fidelity Institutional Money Market Fund, 0.05% (cost $3,775,602)	3,775,602

	Total Investments – 116.2%
	(Cost $15,212,902)*	$15,300,257
	Other Assets & Liabilities, Net – (16.2)%	(2,134,925)

	Net Assets – 100.0%	$13,165,332

(a)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a “Sub-Adviser”).
(b)	Managed by Meritage Capital, LLC, another Sub-Adviser.

See Notes to Financial Statements.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

*	Cost for federal income tax purposes is $15,336,122 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(35,865)

Net Unrealized Depreciation	$(35,865)

Value(a)	Strategy	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of August 31, 2013
$692,711	Credit (b)	Monthly	60	$—
689,538	Distressed Debt (c)	Quarterly	90	—
440,426	Emerging Market Debt (d)	Quarterly	30	—
2,950,622	Equity Long/Short (e)	Monthly-Quarterly	45-95	—
1,315,561	Event Driven (f)	Quarterly	65	—
569,762	Global Macro (g)	Monthly	35	—
3,855,889	Multi-Strategy (h)	Monthly-Quarterly	45-90	—
1,010,146	Relative Value Arbitrage (i)	Monthly-Quarterly	45-60	—

(a)	Values in investments of hedge funds have been estimated using the net asset value per share as of August 31, 2013.
(b)

Includes hedge funds that employ an investment process designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

(c)

Includes hedge funds that employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings. Investments representing 100% of the value of the hedge fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 5% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 10 and 11 months as of August 31, 2013.

(d)

Includes hedge funds that invest in the securities of emerging market countries. An emerging market country is a country that is in the process of developing and typically has a per-capita income on the lower to middle end of the world range, and is in the process of moving from a closed market to an open market. Investments representing 100% of the value of the hedge fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 2% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is 10 months as of August 31, 2013.

See Notes to Financial Statements.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(e)

Includes hedge funds that invest both long and short primarily in common stocks. Management of the hedge funds has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long position to a net short position. Investments representing 32% of the value of the hedge fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty ranging between 2 and 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 10 and 11 months as of August 31, 2013. The remaining hedge funds in this strategy can be redeemed with no restrictions as of August 31, 2013.

(f)

Includes hedge funds that invest in both equities and bonds to profit from economic, political and government driven events. A majority of the investments are targeted at economic policy decisions. Investments representing 100% of the value of the hedge fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 10 and 11 months as of August 31, 2013.

(g)

Includes hedge funds that invest in a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets.

(h)

Includes hedge funds that dynamically allocate capital among strategies falling within several traditional hedge fund disciplines. An investment representing 19% of the value of the hedge fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty of 4% of the net asset value of the interests being liquidated. The remaining restriction period for this investment is 11 months as of August 31, 2013. An investment representing 18% of the value of the hedge fund investments comprising this strategy cannot be redeemed without payment of a redemption penalty of 3% of the net asset value of the interests being liquidated for redemptions in excess of 50% of the net asset value of the hedge fund. The remaining hedge funds in this strategy can be redeemed with no restrictions as of August 31, 2013.

(i)

Includes hedge funds that seek to take advantage of price differentials between related financial instruments, such as stocks and bonds, by simultaneously buying and selling the different securities—thereby allowing investors to potentially profit from the “relative value” of the two securities. Investments representing 49% of the value of the hedge fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. The remaining hedge funds in this strategy cannot be redeemed within 12 months of purchase. The remaining restriction period for these investments is 10 months as of August 31, 2013.

Portfolio Holdings (% of Total Investments)

Hedge Funds
Credit	4.5%
Distressed Debt	4.5%
Emerging Market Debt	2.9%
Equity Long/Short	19.3%
Event Driven	8.6%
Global Macro	3.7%
Multi-Strategy	25.2%
Relative Value Arbitrage	6.6%
Money Market Fund	24.7%

Total	100.0%

See Notes to Financial Statements.

FSI LOW BETA ABSOLUTE RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2013

ASSETS
Total investments, at value (Cost $15,212,902)	$15,300,257
Due from broker	250,000
Subscriptions in investments paid in advance	9,535,500
Dividends receivable	91

Total Assets	25,085,848

LIABILITIES
Payables:
Subscriptions received in advance from unitholders	11,895,000
Accrued Liabilities:
Investment adviser fees	11,137
Trustees’ fees and expenses	5,000
Fund services fees	5,016
Other expenses	4,363

Total Liabilities	11,920,516

NET ASSETS	$13,165,332

COMPONENTS OF NET ASSETS
Paid-in capital	$13,109,000
Accumulated net investment loss	(31,023)
Net unrealized appreciation	87,355

NET ASSETS	$13,165,332

UNITS OUTSTANDING (1,000,000 units authorized, $100.00 par value)	130,860

NET ASSET VALUE PER UNIT	$100.61

See Notes to Financial Statements.

FSI LOW BETA ABSOLUTE RETURN FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD JULY 1, 2013* THROUGH AUGUST 31, 2013

Investment income
Dividends	$251

Expenses
Investment adviser fees	21,696
Fund services fees	11,693
Custodian fees	2,126
Trustees’ fees and expenses	5,000
Professional fees	170
Insurance expense	4,662
Miscellaneous expenses	2,816

Total Expenses	48,163
Fees waived and expenses reimbursed	(16,889)

Net Expenses	31,274

NET INVESTMENT LOSS	(31,023)

NET UNREALIZED GAIN
Net change in unrealized appreciation (depreciation) on investments	87,355

NET INCREASE IN NET ASSETS FROM OPERATIONS	$56,332

*	Commencement of operations.

See Notes to Financial Statements.

FSI LOW BETA ABSOLUTE RETURN FUND

STATEMENT OF CHANGES IN NET ASSETS

July 1, 2013*
through
August 31, 2013
OPERATIONS
Net investment loss	$(31,023)
Net change in unrealized appreciation/(depreciation) on investments	87,355

Net Increase in Net Assets Resulting From Operations	56,332

CAPITAL UNIT TRANSACTIONS
Sale of units	13,009,000

Increase in Net Assets Resulting From Capital Unit Transactions	13,009,000

Net Increase in Net Assets	13,065,332

NET ASSETS
Beginning of period	100,000

End of period (including line (a))	$13,165,332

UNIT TRANSACTIONS
Sale of units	129,860

Increase in Units	129,860

(a) Accumulated net investment loss	$(31,023)

*	Commencement of operations.

See Notes to Financial Statements.

FSI LOW BETA ABSOLUTE RETURN FUND

STATEMENT OF CASH FLOWS

FOR THE PERIOD JULY 1, 2013* THROUGH AUGUST 31, 2013

Cash Flows From Operating Activities
Net increase in net assets from operations		$56,332
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of long-term investments	$(11,437,300)
Net purchase of short-term investments	(3,775,602)
Net change in unrealized appreciation on investments	(87,355)
Increase (decrease) in operating assets and liabilities:
Due from broker	(250,000)
Subscriptions in investments paid in advance	(9,535,500)
Dividends receivable	(91)
Subscriptions received in advance from unitholders	11,895,000
Investment adviser fees payable	11,137
Trustees fees and expenses payable	5,000
Fund services fees payable	5,016
Other expenses payable	4,363

Total Adjustments		(13,165,332)

Net Cash Used In Operating Activities		(13,109,000)
Cash Flows From Financing Activities
Sale of units	13,009,000

Net Cash Provided By Financing Activities		13,009,000

Net Decrease in Cash		$(100,000)
Cash—Beginning of Period		100,000

Cash—End of Period		$—

*	Commencement of operations.

See Notes to Financial Statements.

FSI LOW BETA ABSOLUTE RETURN FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a unit outstanding throughout the period.

	July 1, 2013 (a) through August 31, 2013
NET ASSET VALUE, Beginning of Period	$100.00

INVESTMENT OPERATIONS
Net investment loss (b)	(0.27)
Net realized and unrealized gain	0.88

Total from investment operations	0.61

NET ASSET VALUE, End of Period	$100.61

TOTAL RETURN	0.61	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$13,165
Ratios to Average Net Assets:
Net investment loss (e)	(1.59	)%(d)
Net expense (e)	1.60	%(d)
Gross expense (e)(f)	2.46	%(d)
PORTFOLIO TURNOVER RATE	0	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average units outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Does not include the expenses of other hedge funds in which the Fund invests.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2013

Note 1. Organization

The FSI Low Beta Absolute Return Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust on August 3, 2012. The Fund is authorized to issue 1,000,000 units at the net asset value per unit. The Fund’s investment objective is to seek attractive risk adjusted rate of returns, “Alpha,” with a risk profile and volatility that is similar to that of the Barclay’s Aggregate Bond Index. The Fund commenced operations on July 1, 2013. On April 19, 2013, the Fund was initially seeded through the sale of 1,000 units for $100,000 to Gary W. Gould, Managing Principal of Financial Solutions, Inc. and Principal Executive Officer and Trustee of the Fund.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – The Fund will compute its net asset value as of the last business day of each month. In determining its net asset value, the Fund will value its investments as of such month-end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. The Fund will invest in other hedge funds or funds of hedge funds (“Underlying Funds”), a synthetic fixed income index (the “Beta Exposure”), and high quality short-term fixed income securities, money market instruments, repurchase agreements and money market mutual funds, cash or cash equivalents (“Buffer Account”). The net asset value per Unit of the Fund will equal the net asset value of the Fund divided by the number of outstanding Units. The Board has approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with the valuation procedures, the Board has formed a valuation committee which meets monthly to consider the fair valuation of the Underlying Funds. Additionally, the Board reviews and considers the ratification of the fair value determinations at its quarterly Board meetings. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. In the unlikely event that an Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Fund’s valuation date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2013

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013.

	Level 1	Level 2	Level 3	Total
Hedge Funds
Credit	$—	$692,711	$—	$692,711
Distressed Debt	—	—	689,538	689,538
Emerging Market Debt	—	—	440,426	440,426
Equity Long/Short	—	1,992,417	958,205	2,950,622
Event Driven	—	—	1,315,561	1,315,561
Global Macro	—	569,762	—	569,762
Multi-Strategy	—	2,435,877	1,420,012	3,855,889
Relative Value Arbitrage	—	—	1,010,146	1,010,146
Money Market Fund	—	3,775,602	—	3,775,602

	$—	$9,466,369	$5,833,888	$15,300,257

There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2013.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Balance as of 07/01/13	$—
Purchases	5,800,430
Change in Unrealized Appreciation/(Depreciation)	33,458

Balance as of 08/31/13	$5,833,888

Net change in unrealized appreciation/(depreciation) on investments held as of 08/31/13*	$33,458

*	The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2013

Significant unobservable valuation inputs for material Level 3 investments as of August 31, 2013, are as follows:

Investments in Securities	Value at 08/31/13	Valuation Technique/ Unobservable Input
Hedge Funds
Candlewood Structured Credit Harvest Fund, Ltd., Series 1	$440,311	Unadjusted NAV as practical expedient; not redeemable within 10 months

Candlewood Structured Credit Harvest Fund, Ltd., Series 2	249,227	Unadjusted NAV as practical expedient; not redeemable within 11 months

Greylock Global Opportunity Fund (Offshore), Ltd., Class A	440,426	Unadjusted NAV as practical expedient; not redeemable within 10 months

Harvey SMidCap Offshore Fund, Ltd., Class A Sub Class 1	436,430	Unadjusted NAV as practical expedient; not redeemable within 10 months

Kawa Off-Shore Feeder Fund, Ltd., Lead Series	496,311	Unadjusted NAV as practical expedient; not redeemable within 10 months

Millenium International, Ltd., Class EE Sub Class III	732,451	Unadjusted NAV as practical expedient; not redeemable within 11 months

Miura Global Fund, Ltd., Class AA Sub Class II	521,775	Unadjusted NAV as practical expedient; not redeemable within 10 months

Pine River Fixed Income Fund, Ltd., Class A Series 49	513,835	Unadjusted NAV as practical expedient; not redeemable within 10 months

Pluscios Offshore Fund, SPC, Class F, Series 0713	1,028,581	Unadjusted NAV as practical expedient; not redeemable within 10 months

Pluscios Offshore Fund, SPC, Class F, Series 0813	286,980	Unadjusted NAV as practical expedient; not redeemable within 11 months

Whitebox Multi-Strategy Fund (Offshore), Ltd., Class E, Series 07-13	440,668	Unadjusted NAV as practical expedient; not redeemable within 10 months

Whitebox Multi-Strategy Fund (Offshore), Ltd., Class E, Series 08-13	246,893	Unadjusted NAV as practical expedient; not redeemable within 11 months

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Unitholders – Distributions to unitholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2013

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to unitholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. As of August 31, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. Management of the Fund expects the risk of loss due to these indemnities to be remote.

Note 3. Risks

An Investment in the Fund should be considered a speculative investment that entails a high degree of risk. It is possible that an investor may lose some or all of its investment and that the Fund may not achieve its investment objective. The Fund is classified as non-diversified and may invest a significant portion of its assets in Underlying Funds and the Fund may be susceptible to the economic and regulatory factors affecting these Underlying Funds and/or the fund Industry.

The Underlying Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage. The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.

The Fund may make additional investments and effect withdrawals from the Underlying Funds only at certain specific times and may not be able to withdraw its investment in an Underlying Fund promptly after it has made a decision to do so. This may result in a loss to the Fund and adversely affect its investment return. The Fund’s inability to withdraw an investment in an Underlying Fund may also prevent the Fund from making an offer to repurchase units. Fund unitholders do not have the right to require the Fund to redeem or repurchase its units and my not have access to the money they invests for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Fund’s Board of Trustees, in its sole discretion.

The units are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund’s knowledge, there is no, nor will there be, a secondary trading market for the units. Units are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A unitholder should not expect to be able to sell its units regardless of how the Fund performs. Because a unitholder may be unable to sell its units, the unitholder will be unable to reduce its exposure on any market downturn.

Note 4. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – Financial Solutions, Inc. (the “Adviser”), is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.11% of the Fund’s average monthly net assets and pays any sub-advisory fees out of the fees it receives pursuant to the investment advisory agreement.

The Adviser has contractually agreed to waive management fees and reimburse expenses to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and

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NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2013

expenses and extraordinary expenses) to not more than 1.60% of the Fund’s average monthly net assets (“Expense Limit”) through December 31, 2014. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions may be reduced or eliminated at any time. For the period ended August 31, 2013, fees waived or expenses reimbursed were as follows:

Advisory Fee Waiver	Other Waivers	Total
$15,222	$1,667	$16,889

Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the end of the fiscal year in which such reduction or payment was accrued, if so requested by the Adviser and if the aggregate amount paid by the Fund toward the operating expenses for such year (taking into the reimbursement) does not exceed the Fund’s expense ratio for that fiscal year as disclosed in the then current Fund prospectus. After this agreement to waive management fees and/or reimburse expenses is in effect for at least one (1) year, the agreement may be terminated, upon sixty (60) days’ written notice, and without payment of any penalty prior to the completion of its term: (i) by the Board, on behalf of the Fund, or (ii) the Adviser, with the consent of the Board, which consent shall not be unreasonably withheld. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
August 31, 2013	$15,222	August 31, 2016	$—

Sub-Advisers – Meritage Capital, LLC (“Meritage”), and Pluscios Management LLC (“Pluscios”) serve as sub-advisers to the Fund. The Adviser pays Meritage and Pluscios any sub-advisory fees out of the fees it receives pursuant to the investment advisory agreement. Meritage and Pluscios serve as investment managers of Centennial Global Macro Fund Segregated Portfolio, Series D and Pluscios Offshore Fund, SPC, Class F, respectively. During the period ended August 31, 2013, purchases of hedge funds managed by Meritage and Pluscios were as follows:

Centennial Global Macro Fund Segregated Portfolio, Series D 0713	$459,405
Centennial Global Macro Fund Segregated Portfolio, Series D 0813	130,500
Pluscios Offshore Fund, SPC, Class F, Series 0713	1,020,900
Pluscios Offshore Fund, SPC, Class F, Series 0813	290,000

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services.

Atlantic provides a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

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NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2013

Trustees and Officers – The Fund pays each Trustee who is not an “interested person” (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Fund (each an “Independent Trustee”) an annual retainer fee of $10,000 for service to the Fund. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Fund is compensated by the Fund.

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended August 31, 2013, were $11,437,300 and $0, respectively.

Note 6. Offering of Fund Units; Repurchase Offers

Fund units may be purchased by investors who meet certain eligibility requirements set forth in the Fund’s current prospectus as of the first business day of each calendar month; however, Fund units may be offered more or less frequently as determined by the Board in its sole discretion. Fund units are sold at the current net asset value per unit. Generally, the minimum initial investment in the Fund is $50,000 and the the minimum additional investment is $5,000. The Fund may accept investments for lesser amounts under certain circumstances, including where a unitholder has significant assets under the management of the Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase units through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.

The Board expects that the Fund may consider offering to repurchase Fund units from unitholders on a quarterly basis as of March 31st, June 30th, September 30th, and December 31st of each year (each a “Valuation Date”). The initial Valuation Date for a repurchase offer shall not be prior to December 31, 2013.

Note 7. Federal Income Tax and Investment Transactions

As of August 31, 2013, distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Appreciation/(Depreciation)	Total
$92,197	$(35,865)	$56,332

The difference between components distributable earnings on a tax basis and the amounts reflected on the Statement of Assets and Liabilities are primarily due to passive foreign investment holdings.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than subscriptions received in advance of $11,895,000 that were recorded following August 31, 2013 and are included as subscriptions received in advance from unitholders on the Statement of Assets and Liabilities.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Unitholders and Board of Trustees of

FSI Low Beta Absolute Return Fund

We have audited the accompanying statement of assets and liabilities of FSI Low Beta Absolute Return Fund (the “Fund”), including the schedule of investments, as of August 31, 2013, and the related statements of operations, changes in net assets, and cash flows, and the financial highlights for the period from July 1, 2013 (commencement of operations) through August 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013 by correspondence with appropriate parties. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FSI Low Beta Absolute Return Fund as of August 31, 2013, the results of its operations, changes in its net assets, its cash flows, and financial highlights for the period from July 1, 2013 (commencement of operations) through August 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

October 28, 2013

FSI LOW BETA ABSOLUTE RETURN FUND

ADDITIONAL INFORMATION (Unaudited)

AUGUST 31, 2013

Investment Advisory Agreement Approval

At the organizational meeting of the Board of Trustees of the FSI Low Beta Absolute Return Fund (the “Fund”) on December 18, 2012, the Fund’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” (as that terms is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered and approved: (1) the Investment Advisory Agreement between Financial Solutions, Inc. (“FSI”) and the Fund (the “FSI Agreement”); (2) the Sub-Advisory Agreement between Meritage Capital, LLC (“Meritage”), FSI and the Fund (the “Meritage Agreement”); and (3) the Sub-Advisory Agreement between Pluscios Management, LLC (“Pluscios”), FSI and the Fund (the “Pluscios Agreement” and collectively with the FSI Agreement and the Meritage Agreement, the “Advisory Agreements”).

Prior to the meeting, the Board received information from FSI, Meritage2, Pluscios and the Fund’s administrator to assist the Board in evaluating the terms of the Advisory Agreement as (“Support Materials”) well as a memorandum from counsel to the Fund and the Independent Trustees (“Counsel”) outlining the Board’s duties and legal standards applicable to the consideration and approval of advisory agreements. During the meeting and prior to approving the Advisory Agreements, the Board met with representatives of FSI, Centennial, Meritage LP and Pluscios and the Independent Trustees convened in executive session with Counsel to further discuss the proposed Advisory Agreements.

The Board considered all factors it believed to be relevant in its determination to approve the Advisory Agreements including: (1) the nature, extent, and quality of the services to be provided by each of FSI, Meritage and Pluscios (each an “Adviser”); (2) the cost of the services to be provided and the profits to be realized by FSI from its relationships with the Fund; (3) comparative fee and expense data for the Fund and other investment companies or other types of clients; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (5) other financial benefits to each of FSI, Meritage, Pluscios and their respective affiliates resulting from services rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based on the Support Materials and other information provided to the Board at the meeting, the Board, including a majority of the Independent Trustees, unanimously approved the Advisory Agreements and found that the compensation to be paid to each of FSI, Meritage and Pluscios under the FSI Agreement, Meritage Agreement and Pluscios Agreement, respectively, was fair and reasonable. The material factors and conclusions that formed the basis of the Board’s determination to approve the Advisory Agreements are summarized below.

Financial Solutions, Inc.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the services to be provided pursuant to the Advisory Agreement. In this regard, the Board observed that FSI’s duties to the Fund under the Advisory Agreement would include: (1) investing a portion of the Fund’s assets directly in other fund of funds; (2) creating synthetic fixed income exposure by investing Fund assets in U.S. Treasury futures, Barclay’s Capital Aggregate Bond Index futures and/or other derivative (the “Beta Exposure”); (3) managing high quality fixed income securities, money market instruments, repurchase agreements, money market mutual funds and cash or cash equivalents on behalf of the Fund to cover the derivatives utilized to implement the

[2]

On December 31, 2012, (i) Meritage Capital, L.P. (the predecessor entity to Meritage) (“Meritage LP”) converted into a limited liability company, and (ii) Centennial, an affiliated investment adviser merged with and into Meritage, with Meritage being the sole surviving entity after the merger. Since Meritage did not yet exist as of the date of the organizational meeting, the Board requested and relied on certain information provided by each of Centennial and Meritage LP in making its determination to approve the Meritage Agreement.

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ADDITIONAL INFORMATION (Unaudited)

AUGUST 31, 2013

Beta Exposure; (4) overseeing investment allocations amongst the Advisers; and (5) overseeing the performance of the advisory services to the Fund by each of Meritage and Pluscios (each a “Sub-Adviser,” collectively, the “Sub-Advisers”).

In evaluating the quality of advisory services to be provided by FSI, the Board noted FSI’s sixteen (16) years of investment experience with hedge funds and FSI’s representations regarding its significant contacts within the hedge fund industry. With respect to Gary W. Gould, the Fund’s proposed portfolio manager and FSI’s sole owner, the Board focused on the fact that he has been providing consulting and advisory services since 1984.

The Board reviewed FSI’s historical performance record for separate accounts with investment objectives and policies comparable to that portion of the Fund’s assets to be managed directly by FSI (the “Composite”). The Board observed that the Composite outperformed the HFRI Diversified Fund of Funds Index for the quarter and the one, two three five and ten year periods ended September 30, 2012. The Board also noted that: (1) FSI was ranked in the top 1% in terms of Composite performance for the five and ten year periods ended September 30, 2012; and (2) Composite total returns achieved a #1 ranking in the fund of funds manager peer group for the two, three, five and ten year periods ended September 30, 2012.

Finally, the Board also considered FSI’s and its employees’ clean disciplinary history, the lack of regulatory issues experienced by FSI since its registration as an investment adviser in 2004, the lack of pending litigation against FSI and FSI’s financial stability as information presented at the meeting.

Based on the above factors, the Board concluded that they were satisfied with the nature, extent and quality of services proposed to be provided by FSI to the Fund pursuant to the Advisory Agreement.

Costs of Services and Profitability; Compensation

The Board considered the cost of services to be provided by FSI and the profitability to FSI resulting from its relationship with the Fund. In this regard, the Board noted that the annual fee to be paid to FSI was equal to 1.11% of the Fund’s average monthly net assets (the “Gross Fee”) and that all fees paid to the Sub-Advisers would be paid by FSI out of that fee. The Board also noted that FSI agreed to waive its annual fee down to 0.60% of the Fund’s average monthly net assets (the “Net Fee”) in order to limit the Fund’s total annual operating expenses to 1.60% of the Fund’s average monthly net assets until December 31, 2014. The Board also considered the fact that while the Gross Fee was slightly greater than the median gross advisory fees paid by one of the Fund’s peer group, the Net Fee was the lowest net advisory fee paid by the two Fund peer groups presented for consideration. In determining FSI’s profitability on its relationship with the Fund, the Board considered FSI’s profitability analysis (12 month pro forma) for the services to be rendered to the Fund. The Board also noted the costs paid by FSI to organize the Fund and FSI’s intention to cover the initial marketing costs of the Fund. The Board considered FSI’s representation that the pricing structure of the Advisory Agreement already contemplated economies of scale associated with FSI’s institutional accounts.

Based on the above factors, the Board concluded the advisory fees to be paid by the Fund to FSI pursuant to the Advisory Agreement were fair and reasonable.

Other Benefits

The Board considered FSI’s representation that it did not believe that its relationship with the Fund would provide any other benefits.

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ADDITIONAL INFORMATION (Unaudited)

AUGUST 31, 2013

Meritage Capital, LLC

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the services to be provided pursuant to the Meritage Agreement. In this regard, the Board observed that Meritage’s duties to the Fund under the Meritage Agreement would include investing a portion of the Fund’s assets directly in other hedge funds.

In evaluating the quality of advisory services to be provided by Meritage, the Board considered FSI’s assessment of Centennial (based on its business dealings with Centennial) and its belief that Centennial has demonstrated its skills at manager selection, market evaluation and portfolio construction. The Board considered Centennial’s/Meritage’s business focus on the management of fund of hedge funds and their representation that they have the experience to identify, monitor and conduct ongoing due diligence of hedge fund managers. The Board also reviewed the experience of certain Meritage investment committee members.

The Board also reviewed the historical performance record of a Centennial-managed fund of funds that has investment objectives and policies comparable to that portion of the Fund’s assets to be managed by Meritage (the “Centennial Fund”). In this regard, the Board noted that, while the Centennial Fund had significantly underperformed the HFRI Fund of Funds Conservative Index over the shorter-term, it had outperformed the index for the three year and since inception periods ended September 30, 2012.

Finally, the Board, while acknowledging Meritage had yet to be formed, observed that neither Meritage LP, Centennial, nor their respective employees had any reportable regulatory or disciplinary history. The Board also discussed the financial stability of each of Centennial and Meritage LP as evidenced by information presented at the meeting.

Based on the above factors, the Board concluded that they were satisfied with the nature, extent and quality of services proposed to be provided by Meritage to the Fund pursuant to the Meritage Agreement.

Costs of Services and Profitability; Compensation

The Board noted that the annual fee to be paid to Meritage was equal to 0.75% of the Fund’s average monthly net assets allocated to Meritage for management (the “Meritage Gross Fee”) and that all fees paid to Meritage would be paid by FSI and not by the Fund. The Board also noted that Meritage has agreed to waive its fee in proportion to fee waivers/reimbursements made by the FSI and that the Meritage Gross Fee was lower than the gross and net fees paid by the Fund’s peer group and the standard advisory fee charged by both Centennial and Meritage. With respect to the fact that the Meritage Gross Fee was lower than both the Centennial and Meritage standard advisory fee, the Board noted that Meritage would not be providing advisory services to the entire Fund portfolio and would not, as Sub-Adviser, be responsible for certain operational responsibilities normally charged to an investment adviser responsible for a client’s complete portfolio.

Based on the above factors, the Board concluded the sub-advisory fees to be paid by FSI to Meritage pursuant to the Meritage Agreement were fair and reasonable. The Board did not review the profitability of Meritage’s sub-advisory relationship because FSI and not the Fund is responsible for paying the sub-advisory fees authorized under the Meritage Agreement.

Economies of Scale

The Board did not consider economies of scale in connection with its consideration of the Meritage Agreement because FSI, not the Fund, is responsible for paying the fees authorized under the Meritage Agreement.

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ADDITIONAL INFORMATION (Unaudited)

AUGUST 31, 2013

Other Benefits

The Board noted Meritage’s representation that it would not receive significant ancillary benefits as a result of its relationship with the Fund.

Pluscios Management, LLC

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the services to be provided pursuant to the Pluscios Agreement. In this regard, the Board observed that Pluscios’ duties to the Fund under the Pluscios Agreement would include investing a portion of the Fund’s assets directly in other hedge funds.

In assessing the quality of Pluscios’ advisory services, the Board considered FSI’s assessment of Pluscios (based on its business dealings with Pluscios) and its belief that Pluscios has demonstrated its skills at manager selection, market evaluation and portfolio construction. The Board also focused on the significant experience of Pluscios’ managing members in the securities industry and in the hedge fund space in particular and noted Pluscios’ recent public recognitions for its hedge fund management services.

The Board also reviewed the historical performance record of Pluscios’ diversified core strategy, a strategy that has investment objectives and policies comparable to that portion of the Fund’s assets to be managed by Pluscios (the “Strategy”). In this regard, the Board noted that: (1) the Strategy’s cumulative return exceeded the returns of the comparative indices through September 30, 2012; and (2) the Strategy’s annualized returns exceed those of the comparative indices through September 30, 2012. The Board also recognized the potential for focused attention due to Pluscios’ limited client base.

Finally, the Board consider Pluscios’ and its employees’ clean disciplinary history, the lack of material regulatory issues experienced by Pluscios within the past year, the of lack adverse examination findings by Regulators regarding Pluscios within the past year, the lack of pending litigation against Pluscios and Pluscios’ financial stability as supported by representations made by Pluscios to the Fund.

Based on the above factors, the Board concluded that they were satisfied with the nature, extent and quality of services proposed to be provided by Pluscios to the Fund pursuant to the Pluscios Agreement.

Costs of Services and Profitability; Compensation

The Board noted that the annual fee to be paid to Pluscios was equal to 0.87% of the Fund’s average monthly net assets allocated to Pluscios for management (the “Pluscios Gross Fee”) and that all fees paid to Pluscios would be paid by FSI and not by the Fund. The Board also noted that Pluscios has agreed to waive its fee in proportion to fee waivers/reimbursements made by the FSI and that the Pluscios Gross Fee was lower than the gross and net fees paid by the Fund’s peer group and the standard advisory fee charged by both Centennial and Pluscios. With respect to the fact that the Pluscios Gross Fee was lower than Pluscios standard advisory fee, the Board noted that Pluscios would not be providing advisory services to the entire Fund portfolio and would not, as Sub-Adviser, be responsible for certain operational matters normally charged to an investment adviser responsible for a client’s complete portfolio.

Based on the above factors, the Board concluded the sub-advisory fees to be paid by FSI to Pluscios pursuant to the Pluscios Agreement were fair and reasonable. The Board did not review the profitability of Pluscios’ sub-advisory relationship because FSI and not the Fund is responsible for paying the sub-advisory fees authorized under the Pluscios Agreement.

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ADDITIONAL INFORMATION (Unaudited)

AUGUST 31, 2013

Economies of Scale

The Board did not consider economies of scale in connection with its consideration of the Pluscios Agreement because FSI, not the Fund, is responsible for paying the fees authorized under the Pluscios Agreement.

Other Benefits

The Board noted Pluscios’ representation that it would not receive significant ancillary benefits as a result of its relationship with the Fund.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 379-7380 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent period ended June 30, 2013 is available, without charge and upon request by calling (877) 379-7380 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund’s businesses. The Board exercises the same powers, authority and responsibilities on behalf of the Fund, as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Trustees are not required to invest in the Fund or to hold units of the Fund or an interest in the Fund. A majority of the Board are persons who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund (each an “Independent Trustee”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation. Mr. Gould is considered an “interested person” and thus an Interested Trustee because of his position as Managing Principal of Financial Solutions, Inc., the Fund’s investment adviser.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below. The address for all Trustees is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101. Each Trustee serves until retirement, resignation or removal from the Board. Trustees may be removed in accordance with the Declaration of Trust with or without cause by written instrument signed by a majority of the Trustees or by vote of a majority of the Unitholders, at a meeting holding at least two-thirds (2/3) of outstanding units.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling toll free (877) 379-7380.

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ADDITIONAL INFORMATION (Unaudited)

AUGUST 31, 2013

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee:
Gary W. Gould Age 55	Principal Executive Officer and Trustee	Trustee since 2011	Managing Principal, Financial Solutions, Inc. 1998 to present; Corporate Consulting Group, Inc. 1985 to present.	1	None.
Independent Trustees:
Carol Befanis O’Donnell Age 55	Trustee	Trustee since 2012	Special Counsel, Permal Group Inc., 2008 to 2011; General Counsel & Chief Compliance Officer, Secretary, Permal Asset Management Inc., 2004 to 2008.	1	The Geiger Trust, 1989 to present.
William S. Reeser Age 57	Trustee	Trustee since 2012	Chief Investment Officer, American Lebanese Syrian Associated Charities, Inc., 2006 to present; President, Reeser Advisory Services, Inc., 1997 to present.	1	None.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years
Principal Officers who are Not Trustees:

Michael J. McKeen Age 41	Treasurer and Principal Financial Officer	Since 2012	Senior Vice President at Atlantic since 2008; Vice President at Citigroup Fund Services LLC (“Citigroup”) 2003 to 2008.

Megan H. Koehler Age 35	Secretary	Since 2013	Associate Counsel at Atlantic since 2008; Assistant Vice President at Citigroup 2007-2008.

Carlyn Edgar Age 49	Chief Compliance Officer	Since 2012	Senior Manager at Atlantic since 2008.

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P.O. BOX 588

PORTLAND, MAINE 04112

(877) 379-7380 (TOLL FREE)

INVESTMENT ADVISER

Financial Solutions, Inc.

320 South Boston, Suite 1130

Tulsa, Oklahoma 74103

TRANSFER AGENT

Atlantic Fund Services

P.O. Box 588

Portland, Maine 04112

(877) 379-7380 (Toll Free)

www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

206-ANR-0813

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, FSI Low Beta Absolute Return Fund (the “Registrant”) has adopted a code of ethics, as defined in item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There were no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)	There were no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f) (1)	A copy of the Code of Ethics is filed under Item 12(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Carol Befanis O’Donnell, who meets the definition of an independent director as specified in Item 3 of Form N-CSR, is an audit committee financial expert under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees—The period of July 1, 2013-August 31, 2013 represents the initial fiscal period of the Registrant (the “Reporting Period”). The aggregate fees billed to the Registrant for the Reporting Period for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $15,000.

(b) Audit-Related Fees – The aggregate fees billed to the Registrant in the Reporting Period for assurance and related services rendered by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0.

(c) Tax Fees—The aggregate fees billed to the Registrant in the Reporting Period for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice and tax planning were $3,000.

(d) All Other Fees—There were no other fees billed in the Reporting Period for products and services provided to the Registrant by the principal accountant, or services provided to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the Fund’s investment adviser (each a “Sub-Adviser”)), other than the services reported above.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to the Registrant. Pre-approval of “permissible non-audit services” to the Registrant is not required if: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of expenses paid by the Registrant to the Registrant’s principal accountant during the fiscal year in which such services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee, or its authorized delegates, prior to the completion of the audit.

In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to the Registrant’s investment adviser (other than a Sub-Adviser), or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides on-going services to the Registrant (“Affiliate”), by the Registrant’s principal accountant if the engagement relates directly to the operations and financial reporting of the Registrant. Pre-approval by the Audit Committee of permissible non-audit services rendered to the Registrant’s investment adviser or an Affiliate is not required if the aggregate amount of all such services constitutes no more than 5% of the total amount of expenses paid by the Registrant, the Registrant’s investment adviser and its Affiliates to the Registrant’s principal accountant during the fiscal year in which the permissible non-audit services are provided. The Audit Committee considers whether fees paid by the Registrant’s investment adviser or an Affiliate to the Registrant’s principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b)—(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant for the Reporting Period was $0. There were no fees billed for the Reporting Period for non-audit services rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any Sub-Adviser) or any Affiliate.

(h) Registrant’s Audit Committee considers expenses paid to Registrant’s principal accountant by the Registrant’s investment adviser (other than a Sub-Adviser) and any Affiliate for non-audit services when assessing the principal auditor’s independence. During the Reporting Period, the Registrant’s principal accountant provided no non-audit services to the Registrant’s investment adviser (other than a Sub-Adviser) or any Affiliate.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s proxy voting procedures are filed under Item 12(a)(4) hereto. The Registrant delegates proxy voting decisions to its investment adviser and each Sub-Adviser with respect to the Registrant’s assets allocated to each for investment. The proxy voting procedures of the Registrant’s investment adviser and each Sub-Adviser are filed under Items 12(a)(5)-(7).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)—Portfolio Manager and Business Experience. As of the date of the filing of this Report on Form N-CSR, Gary W. Gould is primarily responsible for the day-to-day management of the Registrant’s portfolio (the “Portfolio Manager”). Mr. Gould has served as Managing Principal of the Adviser for the past fourteen years. Mr. Gould has a BS in Finance from Oklahoma State University. Mr. Gould’s 28 years of investment advisory experience has included advisory relationships with Fortune 100 companies, Banking,

Insurance, Endowments and Foundations and High Net Worth clients. Mr. Gould has managed Alpha (attractive risk adjusted rates of return) exposure strategies since October 1, 1998. He has sixteen years of experience utilizing and providing due diligence on individual hedge fund and hedge fund of funds strategies. In addition, Mr. Gould has fourteen years of experience utilizing financial futures to provide beta (market returns) exposure.

(a)(2)—Other Accounts Managed by the Portfolio Manager. The chart below shows the number of other accounts managed by the Portfolio Manager as of August 31, 2013.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Gary W. Gould	0	0	9 ($995 million)

No account is charged an advisory fee based on the performance of the account.

The investment activities of the Portfolio Manager with respect to the Registrant and with respect to each other account he manages may give rise to conflicts of interest that may disadvantage the Registrant. For example, the Portfolio Manager manages other accounts with like investment strategies and fees earned by the Portfolio Manager could differ between the Registrant and the other accounts. Thus, the Portfolio Manager could favor one account over another in allocating new investment opportunities that have limited supply or in the order in which it places orders to redeem identical investments. The Registrant’s investment adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Manager are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis and redeem investments proportionally. Although not expected, the Registrant’s investment adviser or a Sub-Adviser may use leverage to increase the amount of the Registrant’s assets and consequently, the advisory fee it receives. As a result, the Registrant’s investment adviser or Sub-Adviser is paid more if it uses leverage which creates an incentive for the investment adviser or Sub-Adviser to use leverage when it may otherwise not be prudent. The Registrant’s investment adviser and a Sub-Adviser also have a corresponding incentive not to deleverage the Registrant when it would otherwise be appropriate to do so.

(a)(3)—Compensation of the Portfolio Manager. During the Reporting Period, the Portfolio Manager received a salary from the Registrant’s investment adviser and participated in the profitability of the investment adviser based on his ownership of the investment adviser.

(a)(4)—Beneficial Ownership by Portfolio Manager. As of August 31, 2013 the Units owned by the Portfolio Manager had a value in the range of $100,001-$500,000.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from unitholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics (Exhibit filed herewith).

(a)(2)	Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)	Not applicable.

(a)(4)	Proxy Voting Procedures of Registrant (Exhibit filed herewith).

(a)(5)	Proxy Voting Procedures of Financial Solutions, Inc. (Exhibits field herewith).

(a)(6)	Proxy Voting Procedures of Meritage Capital, LLC (Exhibits field herewith).

(a)(7)	Proxy Voting Procedures of Pluscios Management LLC (Exhibits field herewith).

(b)	Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant FSI Low Beta Absolute Return Fund

By	/s/ Gary W. Gould
Gary W. Gould, Principal Executive Officer

Date	10/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Gary W. Gould
Gary W. Gould, Principal Executive Officer

Date	10/25/13

By	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date	10/25/13